Important Notice Regarding Change in

Fund Name, Index and Related Matters

SPDR® Series Trust

SPDR® Portfolio Total Stock Market ETF

SPDR Portfolio Large Cap ETF

SPDR Portfolio Small Cap ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 18, 2019 to the Prospectus and

Statement of Additional Information (“SAI”), each

dated October 31, 2019, as may supplemented from time to time

Effective January 24, 2020 (the “Effective Date”), each Fund’s name, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.	All references to each Fund’s name and benchmark index in the Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Portfolio Total Stock Market ETF	SSGA Total Stock Market Index	SPDR Portfolio S&P 1500 Composite Stock Market ETF	S&P Composite 1500 Index
SPDR Portfolio Large Cap ETF	SSGA Large Cap Index	SPDR Portfolio S&P 500 ETF	S&P 500 Index
SPDR Portfolio Small Cap ETF	SSGA Small Cap Index	SPDR Portfolio S&P 600 Small Cap ETF	S&P SmallCap 600 Index

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

2.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 1 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the S&P Composite 1500 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.

The Index is designed to measure the performance of the large-, mid-, and small-capitalization segments of the U.S. equity market. The Index consists of those stocks included in the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. Each underlying index includes U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Investors Exchange (IEX), Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX that meet specific market capitalization requirements. To be included in an underlying index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter.

The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of November 30, 2019, a significant portion of the Index comprised companies in the technology sector, although this may change from time to time. As of November 30, 2019, the Index comprised 1506 stocks.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

SPDR PORTFOLIO LARGE CAP ETF

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 6 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the S&P 500 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.

The Index is designed to measure the performance of the large-capitalization segment of the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Investors Exchange (IEX), Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations of at least $8.2 billion and float-adjusted market capitalizations of at least $4.1 billion at the time of inclusion. These capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Index, the Index Provider also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Index to its weight in the relevant market capitalization range of the S&P Total Market Index.

The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of November 30, 2019, a significant portion of the Index comprised companies in the technology sector, although this may change from time to time. As of November 30, 2019, the Index comprised 505 stocks.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

SPDR PORTFOLIO SMALL CAP ETF

4.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 11 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.

The Index measures the performance of the small-capitalization segment of the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Investors Exchange (IEX), Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations between $600 million and $2.4 billion and float-adjusted market capitalizations of at least $300 million at the time of inclusion. These capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Index, the Index Provider also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Index to its weight in the relevant market capitalization range of the S&P Total Market Index.

The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of November 30, 2019, a significant portion of the Index comprised companies in the financial, industrial and technology sectors, although this may change from time to time. As of November 30, 2019, the Index comprised 601 stocks.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

5.	The following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 12 of the Prospectus:

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

6.	The risk chart within the “ADDITIONAL RISK INFORMATION” section beginning on page 32 of the Prospectus is updated to reflect that “Industrial Sector Risk” is a principal risk of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12172019SUP1

Important Notice Regarding Change in

Fund Name, Investment Objective, Index and Related Matters

SPDR® Series Trust

SPDR® Portfolio Mid Cap ETF

(the “Fund”)

Supplement dated December 18, 2019 to the Prospectus and

Statement of Additional Information (“SAI”), each

dated October 31, 2019, as may supplemented from time to time

Effective January 24, 2020 (the “Effective Date”), the Fund’s name, investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.	All references to the Fund’s name and benchmark index in the Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Portfolio Mid Cap ETF	S&P 1000 Index	SPDR Portfolio S&P 400 Mid Cap ETF	S&P MidCap 400 Index

2.	The section entitled “INVESTMENT OBJECTIVE” on page 41 of the Prospectus is replaced in its entirety with the following:

The SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 41 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the S&P MidCap 400 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.

The Index is designed to measure the performance of the mid-capitalization segment of the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Investors Exchange (IEX), Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations between $2.4 billion and $8.2 billion and float-adjusted market capitalizations of at least $1.2 billion at the time of inclusion. These capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Index, the Index Provider also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Index to its weight in the relevant market capitalization range of the S&P Total Market Index.

The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of November 30, 2019, a significant portion of the Index comprised companies in the industrial, financial and technology sectors, although this may change from time to time. As of November 30, 2019, the Index comprised 400 stocks.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index

4.

The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 42 of the Prospectus is updated to add the following as a principal risk of the Fund and to remove “Small-Capitalization Securities Risk” as a principal risk of the Fund.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

5.

The risk chart within the “ADDITIONAL RISK INFORMATION” section beginning on page 199 of the Prospectus is updated to reflect that “Derivatives Risk” is a principal risk of the Fund and “Small-Capitalization Securities Risk” is no longer a principal risk of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12172019SUP2

SPDR® Series Trust

SPDR® S&P 600 Small Cap ETF

(the “Fund”)

Supplement dated December 18, 2019 to the Prospectus and Summary Prospectus

dated October 31, 2019, as may supplemented from time to time

1.

Beginning January 24, 2020 (the “Effective Date”), SSGA Funds Management, Inc., the investment adviser to the Fund, has voluntarily agreed to waive a portion its management fee so that the total annual Fund operating expenses of the Fund do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice.

2.	As of the Effective Date, the second and third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section of the Prospectus and Summary Prospectus are replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.

The Index measures the performance of the small-capitalization segment of the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Investors Exchange (IEX), Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations between $600 million and $2.4 billion and float-adjusted market capitalizations of at least $300 million at the time of inclusion. These capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Index, the Index Provider also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Index to its weight in the relevant market capitalization range of the S&P Total Market Index.

The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of November 30, 2019, a significant portion of the Index comprised companies in the financial, industrial and technology sectors, although this may change from time to time. As of November 30, 2019, the Index comprised 601 stocks.

3.

As of the Effective Date, the following are added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section of the Prospectus and Summary Prospectus. In addition, the risk chart within the “ADDITIONAL RISK INFORMATION” section of the Prospectus is updated to reflect that “Derivatives Risk” and “Industrial Sector Risk” are principal risks of the Fund.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12172019SUP3